Annual Fund Operating Expenses - Class A - DWS Government Money Market VIP - Class A	May 01, 2021
Operating Expenses:
Management fee	0.24%
Distribution/service (12b-1) fees	none
Other expenses	0.18%
Total annual fund operating expenses	0.42%